Related Party Transactions (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Chief Financial Officers [Member]
Statement [Line Items]
Amounts paid under contract for services	$ 295,000	$ 240,000
Corporate Legal Counsel [Member]
Statement [Line Items]
Amounts paid under contract for services	$ 161,821	$ 169,162